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[Letterhead of State Street Research &
Management Company,
One Financial Center,
Boston, MA  02111]

                                                        October 4, 2001

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C.  20549

RE:   State Street Research Growth Trust
      Securities Act of 1933 File No. 33-55024
      Investment Company Act of 1940 File No. 811-985
      CIK No. 0000034918

Ladies and Gentlemen:

      The undersigned, STATE STREET RESEARCH GROWTH TRUST, a Massachusetts business trust, (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 27 under the Securities Act; Amendment No. 44 under the Investment Company Act of 1940) for the State Street Research Concentrated International Fund series of the Registrant; and

(2) That the text of the most recent amendment to the registrant's registration statement has been filed electronically (EDGAR accession number 0000912057-01-533638).


                                                        STATE STREET RESEARCH
                                                        GROWTH TRUST




                                                         BY:  /S/ SUSAN E. BREEN
                                                         -----------------------
                                                         Susan E. Breen
                                                         Assistant Secretary
cc:   Gregory T. Pusch, Esq.
      Thomas R. Hiller, Esq.
        Ropes & Gray